Loans - Schedule of Long-Term Bank Loans (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2025
March 19, 2024 to March 18, 2026 [Member] | Bank of Jiangsu [Member]
Schedule of Long-Term Bank Loans [Line Items]
Interest rate	3.60%
April 18, 2025 to March 31, 2035 [Member] | The Kumamoto Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Interest rate	1.585%